Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0000025232
Registrant Name	COUSINS PROPERTIES INC
Registration File Number	333-279209
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES